Commitments (Tables)	6 Months Ended
Feb. 28, 2025
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2025	737,762
2026	2,827,145

Summary of undiscounted lease commitments	The Company’s undiscounted lease commitments related to this lease are as follows as at February 28, 2025:

$
2025	—
2026	129,942
2027	175,855
2028 and thereafter	595,827